Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2025	December 31, 2024
Other receivables	$2,050,000	$-
Total other receivables	$2,050,000	$-